Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Taxes Payable [Abstract]
VAT taxes payable (credit)	$ (209,380)	$ 626,548
Income taxes payable	2,385,897	1,635,351
Other taxes payable	23,334	112,361
Total	$ 2,199,851	$ 2,374,260